UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5079

John Hancock Tax-Exempt Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

	Date of fiscal year end:	August 31

	Date of reporting period:	February 28, 2007

ITEM 1.	REPORT TO SHAREHOLDERS.

MUTUAL FUNDS

John Hancock

New York Tax-Free Income Fund

Semiannual Report
2.28.07

TABLE OF CONTENTS

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Your expenses
page 8

Fund’s investments
page 1 0

Financial statements
page 1 4

Notes to financial
statements
page 2 0

For more information
page 2 8

CEO corner

To Our Shareholders,

The U.S. financial markets turned in strong results over the last six months, as earlier concerns of rising inflation, a housing slowdown and high energy prices gave way to news of slower, but still resilient, economic growth, stronger than expected corporate earnings and dampened inflation fears and energy costs. This environment also led the Federal Reserve Board to hold short-term interest rates steady. Even with a sharp decline in the last days of the period, the broad stock market returned 8.93% for the six months ended February 28, 2007, as measured by the S&P 500 Index. With interest rates remaining relatively steady, fixed-income securities also produced positive results.

But after a remarkably long period of calm, the financial markets were rocked at the end of the period by a dramatic sell-off in China’s stock market, which had ripple effects on financial markets worldwide. In the United States, for example, the Dow Jones Industrial Average had its steepest one-day percentage decline in nearly four years on February 27, 2007. The event served to jog investors out of their seemingly casual attitude toward risk and remind them of the simple fact that stock markets move in two directions — down as well as up.

It was also a good occasion to bring to mind several important investment principles that we believe are at the foundation of successful investing. First, keep a long-term approach to investing, avoiding emotional reactions to daily market moves. Second, maintain a well-diversified portfolio that is appropriate for your goals, risk profile and time horizons.

After the market’s moves of the last six months, we encourage investors to sit back, take stock and set some realistic expectations. While history bodes well for the market in 2007 (since 1939, the S&P 500 Index has always produced positive results in the third year of a presidential term), there are no guarantees, and opinions are divided on the future of this more-than-four-year-old bull market. The recent downturn bolsters this uncertainty, although we believe it was a healthy correction for which we were overdue.

The latest events could also be a wake-up call to contact your financial professional to determine whether changes are in order to your investment mix. Some asset groups have had long runs of outperformance. Others had truly outsized returns in 2006. These trends argue for a look to determine if these categories now represent a larger stake in your portfolios than prudent diversification would suggest they should. After all, we believe investors with a well-balanced portfolio and a marathon — not a sprint — approach to investing, stand a better chance of weathering the market’s short-term twists and turns and reaching their long-term goals.

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of February 28, 2007. They are subject to change at any time.

Your fund at a glance

The Fund seeks a high level of current income, consistent with preservation of capital, that is exempt from federal, New York State and New York City personal income taxes. In pursuing this goal, the Fund normally invests at least 80% of its assets in securities of any maturity exempt from federal and New York personal income taxes.

Over the last six months

► Municipal bonds posted positive results, although they lagged the performance of the broad taxable bond market.

► The Fund’s return trailed both its peer group average and benchmark index.

► Industrial development and tobacco-related bonds were the best performers in the portfolio, while higher-quality bonds lagged.

Top 10 holdings
Puerto Rico Aqueduct & Sewer Auth, 7-1-11, 8.022%	4.0%

New York Liberty Development Corp, 10-1-35, 5.250%	4.0%

New York State Dormitory Auth, 5-15-19, 5.500%	3.9%

Oneida County Industrial Development Agency, 7-1-29, Zero	3.3%

Triborough Bridge & Tunnel Auth, 1-1-21, 6.125%	3.1%

New York City Municipal Water Finance Auth, 6-15-33, 5.500%	2.7%

New York, City of, 12-1-17, 5.250%	2.7%

Virgin Islands Public Finance Auth, 10-1-18, 5.875%	2.6%

Port Auth of New York & New Jersey, 10-1-19, 6.750%	2.6%

New York Local Government Assistance Corp, 4-1-17, 5.500%	2.4%

As a percentage of net assets on February 28, 2007.

1

Managers’ report

John Hancock
New York Tax-Free Income Fund

Municipal bonds gained ground for the six months ended February 28, 2007, although they trailed the taxable bond market. The Lehman Brothers Municipal Bond Index returned 2.89%, while the Lehman Brothers Aggregate Bond Index — a broad measure of the taxable bond market — returned 3.66% .

The modest gains in the municipal bond market masked an increase in volatility during the six-month period as investors reacted to changing economic conditions. Since the beginning of 2006, the U.S. economy has gradually slowed, led by a noteworthy decline in the housing market. However, sporadic signs of economic resiliency created some uncertainty regarding the underlying strength of the economy. As a result, economic reports over the last few months of the period had a magnified effect, causing greater fluctuations in the municipal bond market.

Inflation remained generally under control during the period, thanks largely to a 10% decline in energy prices. The combination of slowing economic growth and benign inflation led the Federal Reserve to hold short-term interest rates steady throughout the six-month period, after raising rates 17 times between June 2004 and June 2006. Consequently, the municipal yield curve remained flat, with short- and long-term bond yields nearly equal.

Municipal bond issuance, which had been relatively low for much of 2006, rose sharply in late 2006 and early 2007. Nonetheless, the

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE... AND WHAT’S BEHIND THE NUMBERS
Tobacco bonds	▲	Demand for yield provided a lift
Industrial	▲	Relatively high yields and strong coupon income
development bonds
Shorter-term bonds	▼	Steady interest rate policy from the Fed led to underperformance relative to longer-term bonds

2

Portfolio Managers, MFC Global Investment Management (U.S.) LLC
Dianne Sales, CFA, and Frank A. Lucibella, CFA

increase in supply had little impact on municipal bond performance as strong investor demand helped absorb the new issues.

New York credit environment

Credit quality for New York’s state and local governments remained stable overall during the six-month period. Economic growth, though moderating, was robust enough to sustain solid tax revenues for the state and its largest city. In November 2006, former New York State Attorney General Eliot Spitzer was elected governor, replacing George Pataki, who declined to run for re-election after serving three terms as governor. We do not expect this change in leadership to have a meaningful impact on the state’s credit quality in the near term.

“The modest gains in the

municipal bond market

masked an increase in volatility

during the six-month period as

investors reacted to changing

economic conditions.”

Fund performance
For the six months ended February 28, 2007, John Hancock New York Tax-Free Income Fund’s Class A, Class B and Class C shares posted total returns of 2.48%, 2.12% and 2.12%, respectively, at net asset value. This performance lagged both the 2.71% average return of Morningstar’s Muni New York Long Fund category1 and the 2.89% return of the Lehman Brothers Municipal Bond Index. Keep in mind that your net asset value return will be different from the Fund’s performance if you were not invested in the Fund for the entire period or did not reinvest all distributions. See pages six and seven for historical performance information.

Yield sings

The best-performing segments of the portfolio were lower-quality bonds, reflecting the impact of coupon income on municipal bond performance

New York Tax-Free Income Fund

3

during the period. The bulk of the return in the municipal market came from interest income, allowing higher-yielding securities to produce the best returns. In addition, strong demand for yield in a relatively low interest rate environment contributed to the outperformance of higher-yielding bonds.

High-yielding segments of the Fund that outperformed during the six-month period included transportation bonds and tobacco-related bonds. The Fund’s transportation bonds finance projects ranging from airline terminals to transit systems to bridges and tunnels. The tobacco bonds are backed by the proceeds from a legal settlement between the major tobacco companies and the state of New York (as well as 45 other states).

The Fund’s industrial development bonds were also among the best performers in the portfolio. Not surprisingly, most of the Fund’s holdings in this segment were lower-quality bonds. However, the portfolio had less exposure to industrial development bonds than many of its peers, and this contributed to the Fund’s underperformance of the Morningstar peer group.

Positioning for a steeper yield curve

Another factor that weighed on relative performance during the six-month period was our yield curve positioning. We added to our holdings of intermediate-term bonds, particularly those maturing in five to ten years. In addition to reducing the portfolio’s interest rate sensitivity, this positioning tends to perform best when the yield curve grows increasingly steep; that is, when the gap between short- and long-term bond yields widens.

SECTOR DISTRIBUTION[2]
General obligation
bonds	6%
Revenue bonds
Water & sewer	15%
Education	15%
Health	10%
Industrial development	9%
Sales tax	7%
Transportation	6%
Public facility	5%
Pollution	4%
Economic development	4%
Tobacco	3%
Electric	2%
All other	14%

As we mentioned before, the yield curve remained relatively flat instead of getting steeper during the period. In addition, longer-term bonds outperformed, especially late in the period, rewarding portfolios with greater interest rate sensitivity. However, we expect to see a steeper municipal yield curve and a return to a more typical relationship between short- and long-term municipal bond yields at some point in the future.

New York Tax-Free Income Fund

4

Outlook

The U.S. economy has held up better than expected, although further slowing is likely.  In general, however, we expect municipal credit quality and state tax revenues to remain fairly stable over the next six months. New municipal bond issuance in 2007 is expected to be in line with last year’s issuance levels.

“High-yielding segments of the

Fund that outperformed during

the six-month period included

transportation bonds and

tobacco-related bonds.”

With regard to the portfolio, we intend to maintain our focus on producing an above-average level of tax-free income through a diversified portfolio of New York municipal bonds. We will also continue to position the Fund to benefit from a steeper yield curve.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on February 28, 2007.

New York Tax-Free Income Fund

5

A look at performance

For the periods ending February 28, 2007

		Average annual returns				Cumulative total returns					SEC 30-
		with maximum sales charge (POP)				with maximum sales charge (POP)					day yield
	Inception				Since					Since	as of
Class	date	1-year	5-year	10-year	inception	6 months	1-year	5-year	10-year	inception	2-28-07

A	9-13-87	–0.38%	3.66%	4.77%	—	–2.10%	–0.38%	19.71%	59.30%	—	3.77%

B	10-3-96	–1.38	3.55	4.66	—	–2.88	–1.38	19.04	57.70	—	3.25

C	4-1-99	2.62	3.89	—	4.01%	1.12	2.62	21.04	—	36.53%	3.25

Performance figures assume all distributions are reinvested. POP (Public Offering Price) figures reflect maximum sales charge on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please note that a portion of the Fund’s income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

New York Tax-Free Income Fund

6

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in New York Tax-Free Income Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Lehman Brothers Municipal Bond Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B1	2-28-97	$15,770	$15,770	$17,490

C1	4-1-99	13,653	13,653	15,077

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of February 28, 2007. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Lehman Brothers Municipal Bond Index is an unmanaged index that includes municipal bonds and is commonly used as a measure of bond performance.

It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

1 No contingent deferred sales charge applicable.

New York Tax-Free Income Fund

7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2006, with the same investment held until February 28, 2007.

	Account value	Ending value	Expenses paid during period
	on 9-1-06	on 2-28-07	ended 2-28-07[1]

Class A	$1,000.00	$1,024.80	$5.26

Class B	1,000.00	1,021.20	8.69

Class C	1,000.00	1,021.20	8.69

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2007 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

New York Tax-Free Income Fund

8

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2006, with the same investment held until February 28, 2007. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 9-1-06	on 2-28-07	ended 2-28-07[1]

Class A	$1,000.00	$1,020.00	$5.25

Class B	1,000.00	1,016.60	8.67

Class C	1,000.00	1,016.60	8.67

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.04%, 1.74% and 1.74% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

New York Tax-Free Income Fund

9

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 2-28-07 (unaudited)

This schedule is divided into two main categories: tax-exempt long-term bonds and short-term investments. Tax-exempt long-term bonds are broken down by state or territory. Under each state or territory is a list of securities owned by the Fund. Short-term investments, which represent the Fund’s cash position, are listed last.

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Tax-exempt long-term bonds 102.87%					$60,231,771
(Cost $55,660,035)
New York 90.20%					52,813,730

Albany Parking Auth,
Rev Ref Ser 2001A	5.625%	07-15-25	BBB+	$750	802,297

Chautauqua Tobacco Asset
Securitization Corp,
Rev Ref Asset Backed Bond	6.750	07-01-40	BBB	1,000	1,077,210

Essex County Industrial
Development Agency,
Rev Ref Solid Waste Disp Intl
Paper Ser 2005A	5.200	12-01-23	BBB	800	833,520

Herkimer County Industrial
Development Agency,
Rev Ref Folts Adult Home
Ser 2005A	5.500	03-20-40	Aaa	1,000	1,128,170

Metropolitan Transportation Auth,
Rev Serv Contract Commuter Facil
Ser 3	7.375	07-01-08	A1	375	385,530

Monroe Newpower Corp,
Rev Ref Pwr Facil	5.100	01-01-16	BBB	1,000	1,039,480

Nassau County Industrial
Development Agency,
Rev Ref Civic Facil North Shore
Hlth Sys Projs Ser 2001A	6.250	11-01-21	A3	275	298,562
Rev Ref Civic Facil North Shore
Hlth Sys Projs Ser 2001B	5.875	11-01-11	A3	250	261,700

New York, City of,
Gen Oblig Unltd Preref Ser 1990B	8.250	06-01-07	AA–	180	182,086
Gen Oblig Unltd Ser 1993E2 (P)	3.620	08-01-20	AAA	100	100,000
Gen Oblig Unltd Ser 2001B	5.250	12-01-17	AA–	1,500	1,589,085
Gen Oblig Unltd Ser 2004J	5.000	05-15-23	AA–	1,000	1,060,140
Gen Oblig Unltd Unref Bal
Ser 1990B	8.250	06-01-07	AA–	20	20,223

New York City Industrial
Development Agency,
Rev Civic Facil Lycee Francais de
NY Proj Ser 2002A	5.375	06-01-23	A	1,000	1,059,480

See notes to financial statements

New York Tax-Free Income Fund

10

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

New York (continued)

New York City Industrial
Development Agency, (continued)
Rev Civic Facil Polytechnic
Univ Proj	6.125%	11-01-30	BB+	$1,000	$1,044,230
Rev Liberty 7 World Trade Ctr
Ser 2005A (G)	6.250	03-01-15	BB–	1,000	1,063,770
Rev Ref Brooklyn Navy Yard
Cogen Partners	5.650	10-01-28	BBB–	1,000	1,012,100
Rev Spec Airport Facil Airis JFK
I LLC Proj Ser 2001A	5.500	07-01-28	BBB–	1,000	1,038,460
Rev Terminal One Group Assn Proj	5.500	01-01-21	BBB+	1,000	1,096,680

New York City Municipal Water
Finance Auth,
Rev Preref Wtr & Swr Sys
Ser 2000B	6.000	06-15-33	AA+	740	801,768
Rev Ref Wtr & Swr Sys	5.500	06-15-33	AAA	1,500	1,602,075
Rev Ref Wtr & Swr Sys Cap Apprec
Ser 2001D	Zero	06-15-20	AA+	2,000	1,182,720
Rev Unref Bal Wtr & Swr Sys
Ser 2000B	6.000	06-15-33	AA+	460	495,862
Rev Wtr & Swr Sys Ser 2000C (P)	3.620	06-15-33	AA+	800	800,000

New York City Transitional
Finance Auth,
Rev Future Tax Sec Ser 2000B	6.000	11-15-29	AAA	1,000	1,081,710
Rev Ref Future Tax Sec Ser 2002A
(Zero to 11-01-11 then
14.000%) (O)	Zero	11-01-29	AAA	1,000	834,410

New York City Trust For Cultural
Resources,
Rev Ref American Museum of
Natural History Ser 2004A	5.000	07-01-36	AAA	1,000	1,063,020

New York Liberty
Development Corp,
Rev Goldman Sachs Headquarters	5.250	10-01-35	AA–	2,000	2,347,560
Rev National Sports Museum Proj
Ser 2006A (G)	6.125	02-15-19	BB–	1,000	1,056,120

New York Local Government
Assistance Corp,
Rev Ref Ser 1993C	5.500	04-01-17	AAA	1,225	1,385,046

New York State Dormitory Auth,
Rev Cap Apprec FHA Insd Mtg
Ser 2000B (G)	Zero	08-15-40	AA	3,000	393,840
Rev Lease State Univ Dorm Facil
Ser 2000A	6.000	07-01-30	AA–	1,000	1,084,740
Rev Miriam Osborn Mem Home
Ser 2000B	6.875	07-01-25	A	750	831,653
Rev North Shore L I Jewish Grp	5.375	05-01-23	A3	1,000	1,071,130
Rev Personal Income Tax Ser 2005F	5.000	03-15-30	AAA	1,000	1,068,210
Rev Ref Ser 2002B	5.250	11-15-23	AA–	1,000	1,067,940

See notes to financial statements

New York Tax-Free Income Fund

11

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
New York (continued)

New York State Dormitory Auth, (continued)
Rev Ref State Univ Edl Facil
Ser 1993A	5.500%	05-15-19	AA–	$2,000	$2,269,320
Rev Ref State Univ Edl Facil
Ser 1993A	5.250	05-15-15	AAA	1,000	1,093,230
Rev Ref Univ of Rochester Defd
Income Ser 2000A (Zero to
07-01-10 then 6.05%) (O)	Zero	07-01-25	AAA	1,000	892,080
Rev State Univ Edl Facil
Ser 2000B	5.375	05-15-23	AA–	1,000	1,063,220
Rev Unref City Univ 4th Ser 2001A	5.250	07-01-31	AA–	130	138,598

New York State Environmental
Facilities Corp,
Rev Ref Poll Control (P)	11.894	06-15-11	AAA	500	638,300
Rev Unref Bal Poll Control
Ser 1991E	6.875	06-15-10	AAA	25	25,219

New York State Power Auth,
Rev Ref Gen Purpose Ser 1990W	6.500	01-01-08	AAA	25	25,164

Oneida County Industrial
Development Agency,
Rev Civic Facilities Hamilton
College Proj Ser 2007A	Zero	07-01-29	AAA	5,330	1,962,559

Onondaga County Industrial
Development Agency,
Rev Sr Air Cargo	6.125	01-01-32	Baa3	1,000	1,062,730

Orange County Industrial
Development Agency,
Rev Civic Facil Arden Hill Care
Ctr Newburgh Ser 2001C (G)	7.000	08-01-31	BB–	500	533,890

Port Auth of New York &
New Jersey,
Rev Ref Spec Proj KIAC Partners
Ser 4 (G)	6.750	10-01-19	BBB–	1,500	1,523,895

Suffolk County Industrial
Development Agency,
Rev Civic Facil Huntington Hosp
Proj Ser 2002B	6.000	11-01-22	BBB	1,000	1,081,070
Rev Ref Jeffersons Ferry Proj	5.000	11-01-28	BBB–	1,000	1,030,890

Triborough Bridge & Tunnel Auth,
Rev Ref Gen Purpose Ser 1992Y	6.125	01-01-21	AAA	1,500	1,839,645

TSASC, Inc.,
Rev Tobacco Settlement Asset
Backed Bond Ser 1	5.500	07-15-24	AAA	800	861,144

Upper Mohawk Valley Regional
Water Finance Auth,
Rev Wtr Sys Cap Apprec	Zero	04-01-22	Aaa	2,230	1,214,012

Westchester County
Healthcare Corp,
Rev Ref Sr Lien Ser 2000A	6.000	11-01-30	BB	1,150	1,188,077

See notes to financial statements

New York Tax-Free Income Fund

12

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
New York (continued)

Yonkers Industrial Development Agency,
Rev Cmty Dev Pptys Yonkers Inc
Ser 2001A	6.625%	02-01-26	BBB–	$1,000	$1,110,160
Puerto Rico 9.00%					5,269,803

Puerto Rico Aqueduct &
Sewer Auth,
Rev Inverse Floater (Gtd) (P)	8.022	07-01-11	AAA	2,000	2,353,920

Puerto Rico, Commonwealth of,
Gen Oblig Unltd Ser 975 (P)	6.130	07-01-18	Aaa	500	578,950

Puerto Rico Public Building Auth,
Rev Govt Facil Ser 1995A (Gtd)	6.250	07-01-12	AAA	1,110	1,248,850

Puerto Rico Public Finance Corp,
Rev Preref Commonwealth Approp
Ser 2002E	5.500	08-01-29	BBB–	1,005	1,088,083
Virgin Islands 3.67%					2,148,238

Virgin Islands Public
Finance Auth,
Rev Ref Gross Receipts Tax Ln
Note Ser 1999A	6.500	10-01-24	BBB+	535	589,618
Rev Sub Lien Fund Ln Notes
Ser 1998E (G)	5.875	10-01-18	BBB–	1,500	1,558,620

			Interest	Par value
Issuer, description, maturity date			rate	(000)	Value

Short-term investments 0.02%					$15,000
(Cost $15,000)
Joint Repurchase Agreement 0.02%					15,000

Investment in a joint repurchase agreement transaction
with Cantor Fitzgerald LP — Dated 2-28-07, due
3-1-07 (Secured by U.S. Treasury Inflation Indexed
Notes 1.875% due 7-15-13 and 2.000% due 7-15-14).
Maturity value: $15,002			5.270%	$15	15,000

Total investments (Cost $55,675,035) 102.89%					$60,246,771

Other assets and liabilities, net (2.89%)					($1,694,167)

Total net assets 100.00%					$58,552,604

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service or Fitch where Standard & Poor’s ratings are not available unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P) Represents rate in effect on February 28, 2007.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements

New York Tax-Free Income Fund

13

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 2-28-07 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value (cost $55,675,035)	$60,246,771
Cash	989
Receivable for shares sold	8,436
Interest receivable	739,319
Other assets	5,162

Total assets	61,000,677

Liabilities

Payable for investments purchased	1,956,057
Payable for shares repurchased	400,367
Dividends payable	6,222
Payable to affiliates
Management fees	22,503
Distribution and service fees	3,958
Other	6,730
Other payables and accrued expenses	52,236

Total liabilities	2,448,073

Net assets

Capital paid-in	54,569,247
Accumulated net realized loss on investments	(611,287)
Net unrealized appreciation of investments	4,571,736
Accumulated net investment income	22,908

Net assets	$58,552,604

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($42,636,430 ÷ 3,423,458 shares)	$12.45
Class B ($12,085,051 ÷ 970,355 shares)	$12.45
Class C ($3,831,123 ÷ 307,617 shares)	$12.45

Maximum offering price per share

Class A1 ($12.45 ÷ 95.5%)	$13.04

1 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements

New York Tax-Free Income Fund

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F I N A N C I A L   S T A T E M E N T S

Statement of operations For the period ended 2-28-07 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$1,533,922

Total investment income	1,533,922

Expenses

Investment management fees (Note 2)	147,926
Distribution and service fees (Note 2)	147,153
Transfer agent fees (Note 2)	21,877
Accounting and legal services fees (Note 2)	4,201
Compliance fees	803
Custodian fees	18,406
Printing	8,088
Professional fees	10,646
Blue sky fees	2,010
Trustees’ fees	1,198
Miscellaneous	3,915

Total expenses	366,223
Less expense reductions (Note 2)	(43)

Net expenses	366,180

Net investment income	1,167,742

Realized and unrealized gain

Net realized gain on investments	56,062
Change in net unrealized appreciation (depreciation) of investments	201,339

Net realized and unrealized gain	257,401

Increase in net assets from operations	$1,425,143

1 Semiannual period from 9-1-06 through 2-28-07.

See notes to financial statements

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F I N A N C I A L   S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	8-31-06	2-28-07[1]

Increase (decrease) in net assets

From operations
Net investment income	$2,473,104	$1,167,742
Net realized gain	99,789	56,062
Change in net unrealized appreciation (depreciation)	(1,231,981)	201,339
Increase in net assets resulting from operations	1,340,912	1,425,143
Distributions to shareholders
From net investment income
Class A	(1,786,319)	(877,762)
Class B	(541,611)	(220,735)
Class C	(137,990)	(65,409)
	(2,465,920)	(1,163,906)
From Fund share transactions	(4,118,407)	(1,888,925)

Net assets

Beginning of period	65,423,707	60,180,292

End of period[2]	$60,180,292	$58,552,604

1 Semiannual period from 9-1-06 through 2-28-07. Unaudited.

2 Includes accumulated net investment income of $19,072 and $22,908, respectively.

See notes to financial statements

New York Tax-Free Income Fund

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F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	8-31-02[1]	8-31-03	8-31-04	8-31-05	8-31-06	2-28-07[2]

Per share operating performance

Net asset value,
beginning of period	$12.57	$12.48	$12.10	$12.46	$12.61	$12.40
Net investment income[3]	0.58	0.56	0.54	0.52	0.52	0.25
Net realized and unrealized
gain (loss) on investments	(0.09)	(0.38)	0.36	0.15	(0.21)	0.05
Total from investment operations	0.49	0.18	0.90	0.67	0.31	0.30
Less distributions
From net investment income	(0.58)	(0.56)	(0.54)	(0.52)	(0.52)	(0.25)
Net asset value, end of period	$12.48	$12.10	$12.46	$12.61	$12.40	$12.45
Total return[4] (%)	4.04[5]	1.43[5]	7.54[5]	5.50	2.54[5]	2.48[5,6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$49	$46	$44	$44	$43	$43
Ratio of net expenses to average
net assets (%)	1.05	1.00	1.01	1.06	1.03	1.04[7]
Ratio of gross expenses to average
net assets (%)	1.06[8]	1.02[8]	1.02[8]	1.06	1.03[8]	1.04[8]
Ratio of net investment income
to average net assets (%)	4.71	4.55	4.35	4.18	4.20	4.14[7]
Portfolio turnover (%)	36	17	43	25	32	8[6]

See notes to financial statements

New York Tax-Free Income Fund

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F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	8-31-02[1]	8-31-03	8-31-04	8-31-05	8-31-06	2-28-07[2]

Per share operating performance
Net asset value,
beginning of period	$12.57	$12.48	$12.10	$12.46	$12.61	$12.40
Net investment income[3]	0.49	0.47	0.45	0.43	0.43	0.21
Net realized and unrealized
gain (loss) on investments	(0.09)	(0.38)	0.36	0.15	(0.21)	0.05
Total from investment operations	0.40	0.09	0.81	0.58	0.22	0.26
Less distributions
From net investment income	(0.49)	(0.47)	(0.45)	(0.43)	(0.43)	(0.21)
Net asset value, end of period	$12.48	$12.10	$12.46	$12.61	$12.40	$12.45
Total return[4] (%)	3.31[5]	0.72[5]	6.80[5]	4.77	1.83[5]	2.12[5,6]

Ratios and supplemental data
Net assets, end of period
(in millions)	$23	$22	$20	$17	$14	$12
Ratio of net expenses to average
net assets (%)	1.75	1.70	1.71	1.76	1.73	1.74[7]
Ratio of gross expenses to average
net assets (%)	1.76[8]	1.72[8]	1.72[8]	1.76	1.73[8]	1.74[8]
Ratio of net investment income
to average net assets (%)	4.01	3.85	3.65	3.48	3.50	3.44[7]
Portfolio turnover (%)	36	17	43	25	32	8[6]

See notes to financial statements

New York Tax-Free Income Fund

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F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	8-31-02[1]	8-31-03	8-31-04	8-31-05	8-31-06	2-28-07[2]

Per share operating performance
Net asset value,
beginning of period	$12.57	$12.48	$12.10	$12.46	$12.61	$12.40
Net investment income[3]	0.49	0.47	0.45	0.43	0.43	0.21
Net realized and unrealized
gain (loss) on investments	(0.09)	(0.38)	0.36	0.15	(0.21)	0.05
Total from investment operations	0.40	0.09	0.81	0.58	0.22	0.26
Less distributions
From net investment income	(0.49)	(0.47)	(0.45)	(0.43)	(0.43)	(0.21)
Net asset value, end of period	$12.48	$12.10	$12.46	$12.61	$12.40	$12.45
Total return[4] (%)	3.31[5]	0.72[5]	6.80[5]	4.77	1.83[5]	2.12[5,6]

Ratios and supplemental data
Net assets, end of period
(in millions)	$3	$5	$5	$5	$3	$4
Ratio of net expenses to average
net assets (%)	1.75	1.70	1.71	1.76	1.73	1.74[7]
Ratio of gross expenses to average
net assets (%)	1.76[8]	1.72[8]	1.72[8]	1.76	1.73[8]	1.74[8]
Ratio of net investment income
to average net assets (%)	4.01	3.81	3.65	3.48	3.50	3.43[7]
Portfolio turnover (%)	36	17	43	25	32	8[6]

1 As required, effective 9-1-01 the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. This change had no effect on per share amounts for the year ended 8-31-02 and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 4.69%, 3.99% and 3.99%, for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to 9-1-01, have not been restated to reflect this change in presentation.

2 Semiannual period from 9-1-06 through 2-28-07. Unaudited.

 3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Does not take into consideration expense reductions during the periods shown.

See notes to financial statements

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Notes to financial statements (unaudited)

Note 1
Accounting policies

John Hancock New York Tax-Free Income Fund (the “Fund”) is a non-diversified series of John Hancock Tax-Exempt Series Fund (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Fund seeks a high level of current income, consistent with the preservation of capital, that is exempt from federal, New York State and New York City personal income taxes. Since the Fund invests primarily in New York state issuers, the Fund may be affected by political, economic or regulatory developments in the state of New York.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (the “SEC”) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Significant accounting policies of the Fund
are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (“MFC”), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Discount and premium on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset

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value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended February 28, 2007.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $623,645 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gains distributions will be made. The loss carryforward expires as follows: August 31, 2008 — $25,762, August 31, 2010 — $181,898, August 31, 2011 — $414,533 and August 31, 2012 — $1,452.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (“FASB”) Interpretation No. 48,  Accounting for Uncertainty in Income Taxes (the “Interpretation”) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is currently evaluating the application of the Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund’s financial statements. The Fund will implement this pronouncement no later than February 28, 2008.

In September 2006, FASB Standard No. 157,  Fair Value Measurements (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Interest and distributions

Interest income on investment securities is recorded on the accrual basis.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund’s net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day and distributed monthly. During the year ended August 31, 2006, the tax character of distributions paid was as follows: ordinary income $3,200 and exempt income $2,462,720. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

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Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note 2
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.50% of the first $250,000,000 of the Fund’s average daily net asset value; (b) 0.45% of the next $250,000,000; (c) 0.425% of the next $500,000,000; (d) 0.40% of the next $250,000,000 and (e) 0.30% of the Fund’s average daily net asset value in excess of $1,250,000,000.

Effective December 31, 2005, the investment management teams of the Adviser were reorganized into Sovereign Asset Management LLC (“Sovereign”), a wholly owned indirect subsidiary of John Hancock Life Insurance Company (“JHLICO”), a subsidiary of MFC. The Adviser remains the principal advisor on the Fund and Sovereign acts as subadviser under the supervision of the Adviser. The restructuring did not have an impact on the Fund, which continues to be managed using the same investment philosophy and process. The Fund is not responsible for payment of the subadvisory fees.

Effective October 1, 2006, Sovereign changed its name to MFC Global Investment Management (U.S.), LLC.

The Fund has an agreement with its custodian bank, under which custody fees are reduced by balance credits applied during the period. Accordingly, the expense reductions related to custody fee offsets amounted to $43, which had no impact on the Fund’s ratio of expenses to average net assets, for the period ended February 28, 2007. If the Fund had not entered into this agreement, the assets not invested, on which these balance credits were earned, could have produced taxable income.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, as amended, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value.  A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Expenses under the agreements described above for the period ended February 28, 2007, were as follows:

Distribution and
Share class	service fees

Class A	$63,728
Class B	64,315
Class C	19,110
Total	$147,153

Class A shares are assessed up-front sales charges. During the period ended February 28, 2007, JH Funds received net up-front sales charges of $26,505 with regard to sales of Class A shares. Of this amount, $3,518 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $19,601 was paid as sales commissions to unrelated broker-dealers and $3,386 was paid as sales commissions to sales personnel of

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Signator Investors, Inc. (“Signator Investors”), a related broker-dealer. The Adviser’s indirect parent, JHLICO, is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended February 28, 2007, CDSCs received by JH Funds amounted to $11,452 for Class B shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of JHLICO. The Fund pays a monthly transfer agent fee at an annual rate of 0.01% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value.

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $4,201. The Fund reimbursed JHLICO for certain compliance costs, included in the Fund’s Statement of Operations.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

New York Tax-Free Income Fund

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Note 3
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

	Year ended 8-31-06		Period ended 2-28-07[1]
	Shares	Amount	Shares	Amount

Class A shares
Sold	313,148	$3,860,804	152,846	$1,898,777
Distributions reinvested	99,641	1,227,725	49,523	616,030
Repurchased	(394,010)	(4,851,704)	(261,266)	(3,248,738)
Net increase (decrease)	18,779	$236,825	(58,897)	($733,931)

Class B shares
Sold	33,049	$409,088	9,630	$120,032
Distributions reinvested	27,838	343,042	11,902	148,050
Repurchased	(334,834)	(4,123,694)	(143,820)	(1,787,461)
Net decrease	(273,947)	($3,371,564)	(122,288)	($1,519,379)

Class C shares
Sold	11,285	$137,862	55,374	$689,681
Distributions reinvested	7,691	94,775	1,974	24,554
Repurchased	(98,780)	(1,216,305)	(28,083)	(349,850)
Net increase (decrease)	(79,804)	($983,668)	29,265	$364,385

Net decrease	(334,972)	($4,118,407)	(151,920)	($1,888,925)

1 Semiannual period from 9-1-06 through 2-28-07. Unaudited.

Note 4
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended February 28, 2007, aggregated $5,156,057 and $4,838,560, respectively.

The cost of investments owned on February 28, 2007, including short-term investments, for federal income tax purposes, was $55,636,167. Gross unrealized appreciation and depreciation of investments aggregated $4,613,861 and $3,257, respectively, resulting in net unrealized appreciation of $4,610,604. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the amortization of premiums and accretion of discount on debt securities.

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Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock New York
Tax-Free Income Fund

The Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees (the “Board”) of John Hancock Tax-Exempt Series Fund (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), annually to review and consider the continuation of: (i) the investment advisory agreement (the “Advisory Agreement”) with John Hancock Advisers, LLC (the “Adviser”) and (ii) the investment subadvisory agreement (the “Subadvisory Agreement”) with Sovereign Asset Management LLC (the “Subadviser”) for the John Hancock New York Tax-Free Income Fund (the “Fund”). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the “Advisory Agreements.”

At meetings held on May 1–2 and June 5–6, 2006,1 the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the “Category”) and a peer group of comparable funds (the “Peer Group”) each selected by Morningstar Inc. (“Morningstar”), an independent provider of investment company data, for a range of periods ended December 31, 2005; (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group; (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser; (iv) the Adviser’s financial results and condition including its and certain of its affiliates’ profitability from services performed for the Fund; (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale; (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department; (vii) the background and experience of senior management and investment professionals and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. It was based on performance and other information as of December 31, 2005; facts may have changed between that date and the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser were sufficient to support renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2005. The Board also

25

considered these results in comparison to the performance of the Category, as well as the Fund’s benchmark index. Morningstar determined the Category and Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance during the periods under review was generally competitive with the performance of the Peer Group and Category medians, and its benchmark index, the Lehman Brothers Municipal NY Index. The Board noted that, for the 3- and 5-year periods under review, the Fund’s performance was higher than the performance of the Peer Group median, and was lower than the performance of the Category median and benchmark index. The Board also noted that, for the 1- and 10-year periods under review, the Fund’s performance was higher than the performance of the Peer Group and Category medians, and was lower than the performance of the benchmark index.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the “Advisory Agreement Rate”). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was equal to the median rate of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (“Expense Ratio”). The Board received and considered information comparing the Expense Ratio of the Fund to that of the Category and Peer Group medians. The Board noted that the Fund’s Expense Ratio was higher than the Category and Peer Group medians.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall expense results and performance supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the “Subadvisory Agreement Rate”) payable by the Adviser to the Subadviser for investment sub-advisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser

26

and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

1 The Board previously considered information about the Subadvisory Agreement at the September and December 2005 Board meetings in connection with the Adviser’s reorganization.

27

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Francis V. Knox, Jr.	Custodian
Ronald R. Dion, Chairman	Chief Compliance Officer	The Bank of New York
James R. Boyle†		One Wall Street
James F. Carlin	Gordon M. Shone	New York, NY 10286
Richard P. Chapman, Jr.*	Treasurer
William H. Cunningham		Transfer agent
Charles L. Ladner*	John G. Vrysen	John Hancock Signature
Dr. John A. Moore*	Chief Financial Officer	Services, Inc.
Patti McGill Peterson*		1 John Hancock Way,
Steven R. Pruchansky	Investment adviser	Suite 1000
*Members of the Audit Committee	John Hancock Advisers, LLC	Boston, MA 02217-1000
†Non-Independent Trustee	601 Congress Street	Legal counsel
Boston, MA 02210-2805
Kirkpatrick & Lockhart
Officers	Subadviser	Preston Gates Ellis LLP
Keith F. Hartstein	MFC Global Investment	1 Lincoln Street
President and	Management (U.S.), LLC	Boston, MA 02110-2950
Chief Executive Officer	101 Huntington Avenue
Boston, MA 02199

Thomas M. Kinzler	Principal distributor
Secretary and	John Hancock Funds, LLC
Chief Legal Officer	601 Congress Street
Boston, MA 02210-2805

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

28

J O H N   H A N C O C K   F A M I L Y   O F   F U N D S

EQUITY
Balanced Fund
Classic Value Fund
Classic Value Fund II
Classic Value Mega Cap Fund
Core Equity Fund
Focused Equity Fund
Global Shareholder Yield Fund
Growth Fund
Growth Opportunities Fund
Growth Trends Fund
Intrinsic Value Fund
Large Cap Equity Fund
Large Cap Select Fund
Mid Cap Equity Fund
Mid Cap Growth Fund
Multi Cap Growth Fund
Small Cap Equity Fund
Small Cap Fund
Small Cap Intrinsic Value Fund
Sovereign Investors Fund
U.S. Core Fund
U.S. Global Leaders Growth Fund
Value Opportunities Fund

ASSET ALLOCATION
Allocation Core Portfolio
Allocation Growth + Value Portfolio
Lifecycle 2010 Portfolio
Lifecycle 2015 Portfolio
Lifecycle 2020 Portfolio
Lifecycle 2025 Portfolio
Lifecycle 2030 Portfolio
Lifecycle 2035 Portfolio
Lifecycle 2040 Portfolio
Lifecycle 2045 Portfolio
Lifecycle Retirement Portfolio
Lifestyle Aggressive Portfolio
Lifestyle Balanced Portfolio
Lifestyle Conservative Portfolio
Lifestyle Growth Portfolio
Lifestyle Moderate Portfolio

SECTOR
Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

INTERNATIONAL
Greater China Opportunities Fund
International Allocation Portfolio
International Classic Value Fund
International Core Fund
International Fund
International Growth Fund

INCOME
Bond Fund
Government Income Fund
High Yield Fund
Investment Grade Bond Fund
Strategic Income Fund

TAX-FREE INCOME
California Tax-Free Income Fund
High Yield Municipal Bond Fund
Massachusetts Tax-Free Income Fund
New York Tax-Free Income Fund
Tax-Free Bond Fund

MONEY MARKET
Money Market Fund
U.S. Government Cash Reserve

CLOSED-END
Bank and Thrift Opportunity Fund
Financial Trends Fund, Inc.
Income Securities Trust
Investors Trust
Patriot Global Dividend Fund
Patriot Preferred Dividend Fund
Patriot Premium Dividend Fund I
Patriot Premium Dividend Fund II
Patriot Select Dividend Trust
Preferred Income Fund
Preferred Income II Fund
Preferred Income III Fund
Tax-Advantaged Dividend Income Fund

For more complete information on any John Hancock Fund and an Open-End fund prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291 for Open-End fund information and 1-800-852-0218 for Closed-End fund information. Please read the Open-End fund prospectus carefully before investing or sending money.

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line

www.jhfunds. com

Now available: electronic delivery
www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock New York Tax-Free Income Fund.                               760SA 2/07
                                                                                                                                                                                                           4/07

John Hancock
MUTUAL FUNDS

John Hancock
Massachusetts Tax-Free Income Fund

Semiannual Report
2.28.07

TABLE OF CONTENTS

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Your expenses
page 8

Fund’s investments
page 1 0

Financial statements
page 1 4

Notes to financial
statements
page 2 0

For more information
page 2 8

CEO corner

To Our Shareholders,

The U.S. financial markets turned in strong results over the last six months, as earlier concerns of rising inflation, a housing slowdown and high energy prices gave way to news of slower, but still resilient, economic growth, stronger than expected corporate earnings and dampened inflation fears and energy costs. This environment also led the Federal Reserve Board to hold short-term interest rates steady. Even with a sharp decline in the last days of the period, the broad stock market returned 8.93% for the six months ended February 28, 2007, as measured by the S&P 500 Index. With interest rates remaining relatively steady, fixed-income securities also produced positive results.

But after a remarkably long period of calm, the financial markets were rocked at the end of the period by a dramatic sell-off in China’s stock market, which had ripple effects on financial markets worldwide. In the United States, for example, the Dow Jones Industrial Average had its steepest one-day percentage decline in nearly four years on February 27, 2007. The event served to jog investors out of their seemingly casual attitude toward risk and remind them of the simple fact that stock markets move in two directions — down as well as up.

It was also a good occasion to bring to mind several important investment principles that we believe are at the foundation of successful investing. First, keep a long-term approach to investing, avoiding emotional reactions to daily market moves. Second, maintain a well-diversified portfolio that is appropriate for your goals, risk profile and time horizons.

After the market’s moves of the last six months, we encourage investors to sit back, take stock and set some realistic expectations. While history bodes well for the market in 2007 (since 1939, the S&P 500 Index has always produced positive results in the third year of a presidential term), there are no guarantees, and opinions are divided on the future of this more-than-four-year-old bull market. The recent downturn bolsters this uncertainty, although we believe it was a healthy correction for which we were overdue.

The latest events could also be a wake-up call to contact your financial professional to determine whether changes are in order to your investment mix. Some asset groups have had long runs of outperformance. Others had truly outsized returns in 2006. These trends argue for a look to determine if these categories now represent a larger stake in your portfolios than prudent diversification would suggest they should. After all, we believe investors with a well-balanced portfolio and a marathon — not a sprint — approach to investing, stand a better chance of weathering the market’s short-term twists and turns and reaching their long-term goals.

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of February 28, 2007. They are subject to change at any time.

Your fund at a glance

The Fund seeks a high level of current income, consistent with preservation of capital, that is exempt from federal and Massachusetts personal income taxes. In pursuing this goal, the Fund normally invests at least 80% of its assets in securities of any maturity exempt from federal and Massachusetts personal income taxes.

Over the last six months

► Municipal bonds posted positive results, although they lagged the performance of the broad taxable bond market.

► The Fund’s return was in line with its peer group average but trailed its benchmark index.

► Lower-grade bonds were the best performers in the portfolio, while higher-quality bonds lagged.

Top 10 holdings

Massachusetts Turnpike Auth, 1-1-23, 5.125%	4.2%

Holyoke Gas & Electric Department, 12-1-31, 5.000%	3.4%

Route 3 North Transit Improvement Associates, 6-15-29, 5.375%	3.1%

Massachusetts Development Finance Agency, 12-15-24, 5.000%	3.0%

Massachusetts Industrial Finance Agency, 12-1-20, 6.750%	2.7%

Massachusetts Water Pollution Abatement Trust, 8-1-18, 5.250%	2.6%

Massachusetts Health & Educational Facilities Auth, 12-15-31, 9.200%	2.3%

Massachusetts, Commonwealth of, 12-1-24, 5.500%	2.3%

Puerto Rico Aqueduct & Sewer Auth, 7-1-11, 8.022%	2.2%

Massachusetts Development Finance Agency, 2-1-22, 5.250%	2.2%

As a percentage of net assets on February 28, 2007.

Managers’ report

John Hancock

Massachusetts Tax-Free Income Fund

Municipal bonds gained ground for the six months ended February 28, 2007, although they trailed the taxable bond market. The Lehman Brothers Municipal Bond Index returned 2.89%, while the Lehman Brothers Aggregate Bond Index — a broad measure of the taxable bond market — returned 3.66% .

The modest gains in the municipal bond market masked an increase in volatility during the six-month period as investors reacted to changing economic conditions. Since the beginning of 2006, the U.S. economy has gradually slowed, led by a noteworthy decline in the housing market. However, sporadic signs of economic resiliency created some uncertainty regarding the underlying strength of the economy. As a result, economic reports over the last few months of the period had a magnified effect, causing greater fluctuations in the municipal bond market.

Inflation remained generally under control during the period, thanks largely to a 10% decline in energy prices. The combination of slowing economic growth and benign inflation led the Federal Reserve to hold short-term interest rates steady throughout the six-month period, after raising rates 17 times between June 2004 and June 2006. Consequently, the municipal yield curve remained flat, with short- and long-term bond yields nearly equal.

Municipal bond issuance, which had been relatively low for much of 2006, rose sharply in late 2006 and early 2007. Nonetheless, the

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE. . . AND WHAT’S BEHIND THE NUMBERS

Tobacco bonds	▲	Demand for yield provided a lift
Health care bonds	▲	Also benefited from their relatively high yields
Shorter-term bonds	▼	Steady interest rate policy from the Fed led to underperformance relative to longer-term bonds

Portfolio Managers, MFC Global Investment Management (U.S.), LLC
Dianne Sales, CFA and Frank A. Lucibella, CFA

increase in supply had little impact on municipal bond performance as strong investor demand helped absorb the new issues.

Massachusetts credit environment

Credit quality for Massachusetts’ state and local governments remained stable overall during the six-month period. Economic growth, though moderating, was robust enough to sustain solid tax revenues for the state. In November 2006, Deval Patrick was elected governor of Massachusetts, replacing Mitt Romney, who declined to run for re-election after his single term as governor. We do not expect this change in leadership to have an impact on the state’s credit quality in the near term.

“The modest gains in the
municipal bond market masked
an increase in volatility during
the six-month period as investors
reacted to changing economic
conditions.”

Fund performance

For the year ended February 28, 2007, John Hancock Massachusetts Tax-Free Income Fund’s Class A, Class B and Class C shares posted total returns of 2.42%, 2.07% and 2.07%, respectively, at net asset value. By comparison, the average return of Morningstar’s Muni Massachusetts Fund category was 2.37% 1 and the Lehman Brothers Municipal Bond Index returned 2.89% . Keep in mind that your net asset value return will be different from the Fund’s performance if you were not invested in the Fund for the entire period or did not reinvest all distributions. See pages six and seven for historical performance information.

Massachusetts Tax-Free Income Fund

Yield sings

The best-performing segments of the portfolio were lower-quality bonds, reflecting the impact of coupon income on municipal bond performance during the period. The bulk of the return in the municipal market came from interest income, allowing higher-yielding securities to produce the best returns. In addition, strong demand for yield in a relatively low interest rate environment contributed to the outperformance of higher-yielding bonds.

In Massachusetts, the lower-quality segment of the municipal market consists largely of health care bonds, and they were among the best performers in the portfolio. Health care bonds comprised about 12% of the portfolio, making it one of the larger sector weightings. Our health care holdings emphasized hospitals and medical clinics, but also included assisted living facilities and retirement communities.

Another higher-yielding segment of the portfolio that outperformed during the six-month period was tobacco bonds, which are backed by the proceeds from a legal settlement between the major tobacco companies and the state of Massachusetts (as well as 45 other states).

Essential services bonds performed well

Some of the Fund’s essential services bonds — which finance projects related to electric, water and sewer services — also produced solid returns during the period. In particular, the portfolio’s holdings of power supply bonds provided a lift to performance.

In addition, the portfolio owned a number of lower-rated industrial development bonds that financed essential services projects, such as a privatized water treatment plant. These bonds also fared well during the period, benefiting from their relatively high yields.

SECTOR DISTRIBUTION[2]

General obligation
bonds	14%
Revenue bonds
Transportation	18%
Education	12%
Health	12%
Electric	4%
Industrial development	4%
Water & sewer	3%
Pollution	2%
Sales tax	1%
Resource recovery	1%
Economic development	1%
Correctional facilities	1%
Housing	1%
Public facility	1%
All other	24%

Outlook

The U.S. economy has held up better than expected, although further slowing is likely. In general, however, we expect municipal credit quality and state tax revenues to remain fairly

Massachusetts Tax-Free Income Fund

stable over the next six months. New municipal bond issuance in 2007 is expected to be in line with last year’s issuance levels.

With regard to the Fund, we intend to maintain our focus on producing an above-average level of tax-free income through a diversified portfolio of Massachusetts municipal bonds. We will also look to lengthen duration slightly on dips.

“In Massachusetts, the lower-
quality segment of the municipal
market consists largely of health
care bonds, and they were among
the best performers in
the portfolio.”

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on February 28, 2007.

Massachusetts Tax-Free Income Fund

A look at performance

For the periods ending February 28, 2007

		Average annual returns				Cumulative total returns					SEC 30-
		with maximum sales charge (POP)				with maximum sales charge (POP)					day yield
	Inception				Since					Since	as of
Class	date	1-year	5-year	10-year	inception	6 months	1-year	5-year	10-year	inception	2-28-07

A	9-3-87	–0.70%	4.16%	4.98%	—	–2.22%	–0.70%	22.62%	62.58%	—	3.81%

B	10-3-96	–1.72	4.06	4.87	—	–2.93	–1.72	22.02	60.90	—	3.29

C	4-1-99	2.27	4.40	—	4.20%	1.07	2.27	24.02	—	38.44%	3.29

Performance figures assume all distributions are reinvested. POP (Public Offering Price) figures reflect maximum sales charge on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please note that a portion of the Fund’s income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

Massachusetts Tax-Free Income Fund

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Massachusetts
Tax-Free Income Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Lehman Brothers Municipal Bond Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B1	2-28-97	$16,090	$16,090	$17,490

C1	4-1-99	13,844	13,844	15,077

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of February 28, 2007. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Lehman Brothers Municipal Bond Index is an unmanaged index that includes municipal bonds and is commonly used as a measure of bond performance.

It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

1 No contingent deferred sales charge applicable.

Massachusetts Tax-Free Income Fund

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2006, with the same investment held until February 28, 2007.

	Account value	Ending value	Expenses paid during period
	on 9-1-06	on 2-28-07	ended 2-28-07[1]

Class A	$1,000.00	$1,024.20	$4.96

Class B	1,000.00	1,020.70	8.49

Class C	1,000.00	1,020.70	8.49

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2007 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Massachusetts Tax-Free Income Fund

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2006, with the same investment held until February 28, 2007. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 9-1-06	on 2-28-07	ended 2-28-07[1]

Class A	$1,000.00	$1,019.90	$4.95

Class B	1,000.00	1,016.40	8.47

Class C	1,000.00	1,016.40	8.47

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.99%, 1.69% and 1.69% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

Massachusetts Tax-Free Income Fund

Fund’s investments

F I N A N C I A L   S T A T E M E N T S

Securities owned by the Fund on 2-28-07 (unaudited)

This schedule is divided into two main categories: tax-exempt long-term bonds and short-term investments. Tax-exempt long-term bonds are broken down by state or territory. Under each state or territory is a list of securities owned by the Fund. Short-term investments, which represent the Fund’s cash position, are listed last.

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Tax-exempt long-term bonds 98.72%					$103,614,804

(Cost $97,208,294)

Massachusetts 89.40%					93,831,975

Boston City Industrial
Development Financing Auth,
Rev Ref Swr Facil Harbor Electric
Energy Co Proj	7.375%	05-15-15	BBB	$205	206,716

Boston Water & Sewer Commission,
Rev Ref Sr Ser 1992A	5.750	11-01-13	AA	500	537,600

Freetown Lakeville Regional
School District,
Gen Oblig Unltd	5.000	07-01-23	AAA	1,000	1,070,310

Holyoke Gas & Electric
Department,
Rev Ser 2001A	5.000	12-01-31	Aaa	3,410	3,583,637

Massachusetts Bay
Transportation Auth,
Rev Assessment Ser A	5.250	07-01-31	AAA	1,000	1,182,860
Rev Preref Spec Assessment
Ser 2000A	5.250	07-01-30	AAA	780	819,390
Rev Ref Sales Tax Ser 2005B	5.500	07-01-28	AAA	1,000	1,212,270
Rev Ref Ser 1994A	7.000	03-01-14	AA	1,000	1,170,030
Rev Ser 1997D	5.000	03-01-27	AAA	1,000	1,010,110
Rev Spec Assessment Ser 2004A	5.000	07-01-34	AAA	1,000	1,084,870
Rev Unref Bal Spec Assessment
Ser 2000A	5.250	07-01-30	AAA	220	229,420

Massachusetts College
Building Auth,
Rev Ref Cap Apprec Ser 2003B	Zero	05-01-19	AAA	1,000	606,470

Massachusetts, Commonwealth of,
Gen Oblig Ltd Ref	5.500	11-01-17	AAA	1,000	1,148,270
Gen Oblig Ltd Ref Ser 2001C	5.375	12-01-19	AA	1,000	1,071,510
Gen Oblig Ltd Ref Ser 2002C	5.500	11-01-15	AA	1,000	1,127,180
Gen Oblig Ltd Ref Ser 2004B	5.250	08-01-20	AA	1,000	1,137,780
Gen Oblig Ltd Ser 2005C	5.000	09-01-24	AAA	1,000	1,093,150
Gen Oblig Unltd Ref Ser 2004C	5.500	12-01-24	AAA	2,000	2,390,000

Massachusetts Development
Finance Agency,
Rev Belmont Hill School	5.000	09-01-31	A	1,000	1,040,000
Rev Boston Univ Ser 2002R-4 (P)	3.620	10-01-42	AAA	400	400,000

See notes to financial statements

Massachusetts Tax-Free Income Fund

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Massachusetts (continued)

Massachusetts Development
Finance Agency, (continued)
Rev Curry College Ser 2005A	4.500%	03-01-25	A	$1,000	$1,007,360
Rev Curry College Ser 2006A	5.250	03-01-26	A	1,000	1,076,520
Rev Dominion Energy Brayton Point	5.000	02-01-36	BBB	1,000	1,036,470
Rev Plantation Apts Hsg Prog
Ser 2004A	5.000	12-15-24	AAA	2,320	2,346,703
Rev Ref Combined Jewish
Philanthropies Ser 2002A	5.250	02-01-22	Aa3	1,875	2,008,106
Rev Ref Resource Recovery
Southeastern Ser 2001A	5.625	01-01-16	AAA	500	542,530
Rev Resource Recovery Ogden
Haverhill Proj Ser 1998B	5.500	12-01-19	BBB	1,500	1,556,700
Rev Volunteers of America Concord
Ser 2000A	6.900	10-20-41	AAA	1,000	1,126,530
Rev YMCA Greater Boston Iss (G)	5.450	11-01-28	AA	3,000	3,137,250
Rev YMCA Greater Boston Iss (G)	5.350	11-01-19	AA	1,000	1,044,150

Massachusetts Health &
Educational Facilities Auth,
Rev Civic Investments Inc,
Ser 2002B (G)	9.200	12-15-31	BB	2,000	2,460,560
Rev Harvard Univ Iss Ser 2000W	6.000	07-01-35	Aaa	1,000	1,082,760
Rev Jordan Hosp Ser 2003E	6.750	10-01-33	BBB–	1,500	1,662,630
Rev Ref Boston College Iss
Ser 1998L	5.000	06-01-26	AA–	1,000	1,019,590
Rev Ref Boston College Iss
Ser 1998L	4.750	06-01-31	AA–	1,000	1,009,310
Rev Ref Emerson Hosp Ser 2005E	5.000	08-15-35	AA	1,000	1,042,720
Rev Ref Harvard Pilgrim Health
Ser 1998A	5.000	07-01-18	AAA	1,000	1,021,640
Rev Ref Lahey Clinic Med Ctr
Ser 2005C	5.000	08-15-23	AAA	1,000	1,071,930
Rev Ref New England Med Ctr Hosp
Ser 2002H	5.000	05-15-25	AAA	1,000	1,046,100
Rev Ref Partners Healthcare Sys
Ser 2001C	5.750	07-01-32	AA	1,000	1,079,550
Rev Ref South Shore Hosp
Ser 1999F	5.750	07-01-29	A	1,000	1,047,690
Rev Ref Williams College
Ser 2003H	5.000	07-01-33	AA+	1,500	1,580,625
Rev Simmons College Ser 2000D	6.150	10-01-29	AAA	1,000	1,092,890
Rev Sterling & Francine Clark
Ser 2006A	5.000	07-01-36	AA	1,000	1,066,010
Rev Univ of Mass Worcester Campus
Ser 2001B	5.250	10-01-31	AAA	1,500	1,597,950
Rev Wheelock College Ser 2000B	5.625	10-01-30	Aaa	1,000	1,058,970

Massachusetts Housing
Finance Agency,
Rev Rental Mtg Ser 2001A	5.800	07-01-30	AAA	975	1,024,315
Rev Ser 2003B	4.700	12-01-16	AA–	1,310	1,355,653

Massachusetts Industrial
Finance Agency,
Rev Assisted Living Facil Newton
Group Properties	8.000	09-01-27	AAA	1,975	2,071,499

See notes to financial statements

Massachusetts Tax-Free Income Fund

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
Massachusetts (continued)

Massachusetts Industrial
Finance Agency, (continued)
Rev Assisted Living Facil TNG
Marina Bay LLC Proj	7.500%	12-01-27	AAA	$900	$949,347
Rev Dana Hall School Iss (G)	5.800	07-01-17	AA	1,090	1,119,125
Rev Ref Resource Recovery Ogden
Haverhill Proj Ser 1998A	5.600	12-01-19	BBB	500	519,170
Rev Wtr Treatment American
Hingham Proj	6.900	12-01-29	A	1,210	1,226,686
Rev Wtr Treatment American
Hingham Proj	6.750	12-01-20	A	2,780	2,816,084

Massachusetts Municipal Wholesale
Electric Co,
Rev Pwr Supply Sys (P)	7.528	07-01-18	AAA	1,000	1,011,260

Massachusetts Port Auth,
Rev Ser 1999C	5.750	07-01-29	AAA	1,250	1,332,163
Rev Spec Facil US Air Proj
Ser 1996A	5.750	09-01-16	AAA	1,000	1,021,810

Massachusetts Special Obligation
Dedicated Tax,
Rev Spec Oblig Dedicated Tax	5.250	01-01-26	AAA	1,000	1,092,880

Massachusetts Turnpike Auth,
Rev Ref Metro Hwy Sys Sr
Ser 1997A	5.125	01-01-23	AAA	4,300	4,390,128
Rev Ref Metro Hwy Sys Sr
Ser 1997A	5.000	01-01-37	AAA	300	305,154
Rev Ref Metro Hwy Sys Sr
Ser 1997C	Zero	01-01-20	AAA	1,000	588,610

Massachusetts Water Pollution
Abatement Trust,
Preref Pool Prog Ser 9	5.250	08-01-18	AAA	2,440	2,709,303
Rev Preref Pool Prog Ser 7	5.125	02-01-31	AAA	645	682,449
Rev Ref Pool Prog	5.250	08-01-25	AAA	1,000	1,164,690
Rev Unref Bal Pool Prog Ser 9	5.250	08-01-18	AAA	60	66,329
Rev Unref Bal Pool Prog Ser 7	5.125	02-01-31	AAA	1,775	1,853,224

Narragansett Regional School District,
Gen Oblig Unltd	5.375	06-01-18	Aaa	1,000	1,060,740

Pittsfield, City of,
Gen Oblig Ltd	5.000	04-15-19	AAA	1,000	1,062,220

Plymouth, County of,
Rev Ref Cert of Part Correctional
Facil Proj	5.000	04-01-22	AAA	1,000	1,038,510

Rail Connections, Inc.,
Rev Cap Apprec Rte 128 Pkg
Ser 1999B	Zero	07-01-18	Aaa	1,750	919,888
Rev Cap Apprec Rte 128 Pkg
Ser 1999B	Zero	07-01-19	Aaa	2,415	1,188,470

Route 3 North Transit Improvement
Associates,
Rev Lease	5.375	06-15-29	AAA	3,100	3,266,501

University of Massachusetts,
Rev Bldg Auth Facil Gtd Ser 2000A	5.125	11-01-25	AAA	1,000	1,050,950

See notes to financial statements

Massachusetts Tax-Free Income Fund

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
Puerto Rico 9.32%					$9,782,829

Puerto Rico Aqueduct &
Sewer Auth,
Rev Inverse Floater (Gtd) (P)	8.022%	07-01-11	AAA	$2,000	2,353,920

Puerto Rico, Commonwealth of,
Gen Oblig Unltd Ser 975 (P)	6.130	07-01-18	Aaa	1,500	1,736,850
Rev Inverse Floater (P)	8.082	07-01-11	AAA	1,000	1,181,160

Puerto Rico Highway &
Transportation Auth,
Rev Preref Hwy Ser 1996Y	6.250	07-01-14	A–	955	1,111,591
Rev Ref Hwy Ser 2003AA	5.500	07-01-19	AAA	2,000	2,328,080
Rev Unref Bal Hwy Ser 1996Y	6.250	07-01-14	A–	45	51,538

Puerto Rico Public
Buildings Auth,
Rev Gov’t Facils Ser 1997B (Gtd)	5.000	07-01-27	AAA	1,000	1,019,690

			Interest	Par value
Issuer, description, maturity date			rate	(000)	Value

Short-term investments 0.11%					$111,000
(Cost $111,000)

Joint Repurchase Agreement 0.11%					111,000

Investment in a joint repurchase
agreement transaction with
Cantor Fitzgerald LP — Dated
2-28-07, due 3-1-07 (Secured by
U.S. Treasury Inflation Indexed
Notes 1.875% due 7-15-13 and
2.000% due 7-15-14).
Maturity value: $111,016			5.270%	$111	111,000

Total investments (Cost $97,319,294) 98.83%					$103,725,804

Other assets and liabilities, net 1.17%					$1,231,624

Total net assets 100.00%					$104,957,428

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service or Fitch where Standard & Poor’s ratings are not available unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(P) Represents rate in effect on February 28, 2007.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements

Massachusetts Tax-Free Income Fund

Financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities 2-28-07 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value (cost $97,319,294)	$103,725,804
Cash	400
Receivable for shares sold	76,375
Receivable for dividends reinvested	4,814
Interest receivable	1,285,825
Other assets	6,324
Total assets	105,099,542

Liabilities

Payable for shares repurchased	26,479
Payable to affiliates
Management fees	40,047
Distribution and service fees	6,784
Other	9,241
Other payables and accrued expenses	59,563
Total liabilities	142,114

Net assets

Capital paid-in	98,532,543
Accumulated net realized loss on investments	(22,393)
Net unrealized appreciation of investments	6,406,510
Accumulated net investment income	40,768
Net assets	$104,957,428

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($79,000,150 ÷ 6,228,035 shares)	$12.68
Class B ($15,009,230 ÷ 1,183,303 shares)	$12.68
Class C ($10,948,048 ÷ 863,140 shares)	$12.68

Maximum offering price per share

Class A1 ($12.68 ÷ 95.5%)	$13.28

1 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Massachusetts Tax-Free Income Fund

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the period ended 2-28-07 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$2,663,753

Total investment income	2,663,753

Expenses

Investment management fees (Note 2)	260,377
Distribution and service fees (Note 2)	251,026
Transfer agent fees (Note 2)	32,390
Accounting and legal services fees (Note 2)	7,395
Compliance fees	1,308
Custodian fees	22,443
Professional fees	10,937
Printing fees	9,689
Blue sky fees	6,827
Trustees’ fees	2,297
Miscellaneous	3,483

Total expenses	608,172
Less expense reductions	(2)

Net expenses	608,170

Net investment income	2,055,583

Realized and unrealized gain (loss)

Net realized gain on investments	63,254
Change in net unrealized appreciation (depreciation) of investments	334,010

Net realized and unrealized gain	397,264

Increase in net assets from operations	$2,452,847

[1] Semiannual period from 9-1-06 through 2-28-07.

See notes to financial statements

Massachusetts Tax-Free Income Fund

F I N A N C I A L   S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of
Fund share transactions.

	Year	Period
	ended	ended
	8-31-06	2-28-07[1]

Increase (decrease) in net assets

From operations
Net investment income	$4,121,482	$2,055,583
Net realized gain	38,153	63,254
Change in net unrealized appreciation (depreciation)	(1,948,756)	334,010

Increase in net assets resulting from operations	2,210,879	2,452,847

Distributions to shareholders
From net investment income
Class A	(3,084,823)	(1,566,479)
Class B	(646,607)	(272,838)
Class C	(325,306)	(182,839)
From net realized gain
Class A	(22,507)	(48,486)
Class B	(5,846)	(10,264)
Class C	(2,724)	(6,898)
	(4,087,813)	(2,087,804)
From Fund share transactions	3,225,905	(1,292,584)

Net assets

Beginning of period	104,535,998	105,884,969
End of period[2]	$105,884,969	$104,957,428

1 Semiannual period from 9-1-06 through 2-28-07. Unaudited.
2 Includes accumulated net investment income of $7,341 and $40,768, respectively.

See notes to financial statements

Massachusetts Tax-Free Income Fund

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	8-31-02[1]	8-31-03	8-31-04	8-31-05	8-31-06	2-28-07[2]

Per share operating performance

Net asset value,
beginning of period	$12.41	$12.50	$12.38	$12.75	$12.87	$12.64
Net investment income[3]	0.58	0.57	0.56	0.54	0.53	0.26
Net realized and unrealized
gain (loss) on investments	0.08	(0.13)	0.36	0.11	(0.24)	0.05

Total from investment operations	0.66	0.44	0.92	0.65	0.29	0.31

Less distributions
From net investment income	(0.57)	(0.56)	(0.55)	(0.53)	(0.52)	(0.26)
From net realized gain	—	—	—	—	—[4]	(0.01)
	(0.57)	(0.56)	(0.55)	(0.53)	(0.52)	(0.27)
Net asset value, end of period	$12.50	$12.38	$12.75	$12.87	$12.64	$12.68
Total return[5] (%)	5.54	3.57	7.55	5.21	2.38	2.42[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$65	$66	$71	$76	$78	$79
Ratio of net expenses to average
net assets (%)	1.03	1.02	1.01	1.04	0.99	0.99[7]
Ratio of net investment income
(loss) to average net assets (%)	4.72	4.54	4.40	4.20	4.19	4.13[7]
Portfolio turnover (%)	15	13	44	26	15	8[6]

See notes to financial statements

Massachusetts Tax-Free Income Fund

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	8-31-02[1]	8-31-03	8-31-04	8-31-05	8-31-06	2-28-07[2]

Per share operating performance

Net asset value,
beginning of period	$12.41	$12.50	$12.38	$12.75	$12.87	$12.64
Net investment income[3]	0.50	0.49	0.47	0.45	0.44	0.21
Net realized and unrealized
gain (loss) on investments	0.08	(0.13)	0.36	0.11	(0.24)	0.05

Total from investment operations	0.58	0.36	0.83	0.56	0.20	0.26
Less distributions
From net investment income	(0.49)	(0.48)	(0.46)	(0.44)	(0.43)	(0.21)
From net realized gain	—	—	—	—	—[4]	(0.01)
	(0.49)	(0.48)	(0.46)	(0.44)	(0.43)	(0.22)
Net asset value, end of period	$12.50	$12.38	$12.75	$12.87	$12.64	$12.68
Total return[5] (%)	4.80	2.85	6.80	4.48	1.67	2.07[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$23	$23	$23	$20	$17	$15
Ratio of net expenses to average
net assets (%)	1.73	1.72	1.71	1.74	1.69	1.69[7]
Ratio of net investment income
(loss) to average net assets (%)	4.02	3.83	3.70	3.50	3.49	3.42[7]
Portfolio turnover (%)	15	13	44	26	15	8[6]

See notes to financial statements

Massachusetts Tax-Free Income Fund

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	8-31-02[1]	8-31-03	8-31-04	8-31-05	8-31-06	2-28-07[2]

Per share operating performance

Net asset value,
beginning of period	$12.41	$12.50	$12.38	$12.75	$12.87	$12.64
Net investment income[3]	0.50	0.48	0.47	0.45	0.44	0.21
Net realized and unrealized
gain (loss) on investments	0.08	(0.12)	0.36	0.11	(0.24)	0.05

Total from investment operations	0.58	0.36	0.83	0.56	0.20	0.26

Less distributions
From net investment income	(0.49)	(0.48)	(0.46)	(0.44)	(0.43)	(0.21)
From net realized gain	—	—	—	—	—[4]	(0.01)
	(0.49)	(0.48)	(0.46)	(0.44)	(0.43)	(0.22)
Net asset value, end of period	$12.50	$12.38	$12.75	$12.87	$12.64	$12.68
Total return[5] (%)	4.80	2.85	6.80	4.48	1.67	2.07[6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$4	$7	$8	$8	$11	$11
Ratio of net expenses to average
net assets (%)	1.73	1.72	1.71	1.74	1.69	1.69[7]
Ratio of net investment income
(loss) to average net assets (%)	4.02	3.81	3.69	3.49	3.48	3.43[7]
Portfolio turnover (%)	15	13	44	26	15	8[6]

1 As required, effective 9-1-01, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended 8-31-02, was to increase net investment income per share by $0.01, decrease net realized and unrealized gain per share by $0.01 and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 4.68%, 3.98% and 3.98%, for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to 9-1-01, have not been restated to reflect this change in presentation.

2 Semiannual period from 9-1-06 through 2-28-07. Unaudited.

3 Based on the average of the shares outstanding.

4 Capital gains distribution less than $0.01.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Not annualized.

7 Annualized.

See notes to financial statements

Massachusetts Tax-Free Income Fund

Notes to financial statements (unaudited)

Note 1
Accounting policies

John Hancock Massachusetts Tax-Free Income Fund (the “Fund”) is a non-diversified series of John Hancock Tax-Exempt Series Fund (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Fund seeks a high level of current income, consistent with the preservation of capital, that is exempt from federal and Massachusetts personal income taxes. Since the Fund invests primarily in Massachusetts state issuers, the Fund may be affected by political, economic or regulatory developments in the state of Massachusetts.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (“SEC”) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Significant accounting policies of the Fund
are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (“MFC”), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Discount and premium on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset

Massachusetts Tax-Free Income Fund

value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended February 28, 2007.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (“FASB”) Interpretation No. 48,  Accounting for Uncertainty in Income Taxes (the “Interpretation”) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures.

Management is currently evaluating the application of the Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of the Interpretation on the Fund’s financial statements. The Fund will implement this pronouncement no later than February 28, 2008.

In September 2006, FASB Standard No. 157,  Fair Value Measurements (“FAS 157”) was issued, and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Interest and distributions

Interest income on investment securities is recorded on the accrual basis.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund’s net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. During the year ended August 31, 2006, the tax character of distributions paid was as follows: ordinary income $6,154 and exempt income $4,050,581. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States

Massachusetts Tax-Free Income Fund

of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note 2
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.50% of the first $250,000,000 of the Fund’s average daily net asset value, (b) 0.45% of the next $250,000,000, (c) 0.425% of the next $500,000,000, (d) 0.40% of the next $250,000,000 and (e) 0.30% of the Fund’s average daily net asset value in excess of $1,250,000,000.

Effective December 31, 2005, the investment management teams of the Adviser were reorganized into Sovereign Asset Management LLC (“Sovereign”), a wholly owned indirect subsidiary of John Hancock Life Insurance Company (“JHLICO”), a subsidiary of MFC. The Adviser remains the principal advisor on the Fund and Sovereign acts as subadviser under the supervision of the Adviser. The restructuring did not have an impact on the Fund, which continues to be managed using the same investment philosophy and process. The Fund is not responsible for payment of the subadvisory fees.

Effective October 1, 2006, Sovereign changed its name to MFC Global Investment Management (U.S.), LLC.

The Fund has an agreement with its custodian bank, under which custody fees are reduced by balance credits applied during the period. Accordingly, the expense reductions related to custody fee offsets amounted to $2 which had no impact on the Fund’s ratio of expenses for the period ended February 28, 2007. If the Fund had not entered into this agreement, the assets not invested, on which these balance credits were earned, could have produced taxable income.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, as amended, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value.

A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Expenses under the agreements described above for the period ended February 28, 2007, were as follows:

Distribution and
Share class	service fees

Class A	$115,597
Class B	81,106
Class C	54,323
Total	$251,026

Class A shares are assessed up-front sales charges. During the period ended February 28, 2007, JH Funds received net up-front sales charges of $24,294 with regard to sales of Class A shares. Of this amount, $3,086 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $19,524 was paid as sales commissions to unrelated broker-dealers and $1,684 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer. The Adviser’s indirect parent, JHLICO, is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are

Massachusetts Tax-Free Income Fund

redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended February 28, 2007, CDSCs received by JH Funds amounted to $13,298 for Class B shares and $734 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of JHLICO. The Fund pays a monthly transfer agent fee at an annual rate of 0.01% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value.

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $7,395. The Fund reimbursed JHLICO for certain compliance costs, included in the Fund’s Statement of Operations.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset.

The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Massachusetts Tax-Free Income Fund

Note 3
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

	Year ended 8-31-06		Period ended 2-28-07[1]
	Shares	Amount	Shares	Amount

Class A shares

Sold	849,330	$10,705,888	529,525	$6,701,187
Distributions reinvested	163,970	2,066,332	84,336	1,068,536
Repurchased	(761,829)	(9,604,132)	(534,477)	(6,769,510)
Net increase	251,471	$3,168,088	79,384	$1,000,213

Class B shares

Sold	97,643	$1,232,887	41,068	$519,326
Distributions reinvested	27,451	346,032	11,913	150,927
Repurchased	(318,594)	(4,011,749)	(247,626)	(3,133,701)
Net decrease	(193,500)	($2,432,830)	(194,645)	($2,463,448)

Class C shares

Sold	268,906	$3,390,122	73,200	$926,022
Distributions reinvested	16,986	213,988	10,001	126,714
Repurchased	(88,583)	(1,113,463)	(69,773)	(882,085)
Net increase	197,309	$2,490,647	13,428	$170,651

Net increase (decrease)	255,280	$3,225,905	(101,833)	($1,292,584)

1 Semiannual period from 9-1-06 through 2-28-07. Unaudited.

Note 4
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended February 28, 2007, aggregated $8,661,540 and $10,913,746, respectively.

The cost of investments owned on February 28, 2007 including short-term investments, for federal income tax purposes, was $97,074,698. Gross unrealized appreciation of investments is $6,651,106. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the accretion of discounts on debt securities and the tax deferral of losses on certain sales of securities.

Massachusetts Tax-Free Income Fund

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock
Massachusetts Tax-Free Income Fund

The Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees (the “Board”) of John Hancock Tax-Exempt Series Fund (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), annually to review and consider the continuation of: (i) the investment advisory agreement (the “Advisory Agreement”) with John Hancock Advisers, LLC (the “Adviser”) and (ii) the investment subadvisory agreement (the “Subadvisory Agreement”) with Sovereign Asset Management LLC  (the “Subadviser”) for the John Hancock Massachusetts Tax-Free Income Fund (the “Fund”). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the “Advisory Agreements.”

At meetings held on May 1–2 and June 5–6, 2006,1 the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/ Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the “Category”) and a peer group of comparable funds (the “Peer Group”) each selected by Morningstar Inc. (“Morningstar”), an independent provider of investment company data, for a range of periods ended December 31, 2005; (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category  and a Peer Group; (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser; (iv) the Adviser’s financial results and condition including its and certain of its affiliates’ profitability from services performed for the Fund; (v) breakpoints in the Fund’s and the Peer Group’s fees and information about economies of scale; (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department; (vii) the background and experience of senior management and investment professionals and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. It was based on performance and other information as of December 31, 2005; facts may have changed between that date and the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser were sufficient to support renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2005. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s benchmark index. Morningstar determined the Category and Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance during the periods under review was generally competitive with the performance of the Peer Group and Category medians, and its benchmark index, the Lehman Brothers Municipal Bond Index. The Board noted that, for the time periods under review ended December 31, 2005, the Fund’s performance was higher than the performance of the Peer Group and Category medians, and was higher than or not appreciably lower than the performance of the benchmark index.

Investment advisory fee and subad-
visory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the “Advisory Agreement Rate”). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was equal to the median rate of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (“Expense Ratio”). The Board received and considered information comparing the Expense Ratio of the Fund to that of the Category and Peer Group medians. The Board noted that the Fund’s Expense Ratio was higher than the Category and Peer Group medians.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall expense results and performance supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the “Subadvisory Agreement Rate”) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

1 The Board previously considered information about the Subadvisory Agreement at the September and
December 2005 Board meetings in connection with the Adviser’s reorganization.

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Francis V. Knox, Jr.	Custodian
Ronald R. Dion, Chairman	Chief Compliance Officer	The Bank of New York
James R. Boyle†	Gordon M. Shone	One Wall Street
James F. Carlin	Treasurer	New York, NY 10286
Richard P. Chapman, Jr.*	John G. Vrysen
William H. Cunningham	Chief Financial Officer	Transfer agent
Charles L. Ladner*		John Hancock Signature
Dr. John A. Moore*	Investment adviser	Services, Inc.
Patti McGill Peterson*	John Hancock Advisers, LLC	1 John Hancock Way,
Steven R. Pruchansky	601 Congress Street	Suite 1000
*Members of the Audit Committee	Boston, MA 02210-2805	Boston, MA 02217-1000
†Non-Independent Trustee
	Subadviser	Legal counsel
Officers	MFC Global Investment	Kirkpatrick & Lockhart
Keith F. Hartstein	Management (U.S.), LLC	Preston Gates Ellis LLP
President and	101 Huntington Avenue	1 Lincoln Street
Chief Executive Officer	Boston, MA 02199	Boston, MA 02110-2950
Thomas M. Kinzler
Secretary and	Principal distributor
Chief Legal Officer	John Hancock Funds, LLC
Boston, MA 02210-2805	601 Congress Street

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

J O H N   H A N C O C K   F A M I L Y   O F   F U N D S

EQUITY	INTERNATIONAL
Balanced Fund	Greater China Opportunities Fund
Classic Value Fund	International Allocation Portfolio
Classic Value Fund II	International Classic Value Fund
Classic Value Mega Cap Fund	International Core Fund
Core Equity Fund	International Fund
Focused Equity Fund	International Growth Fund
Global Shareholder Yield Fund
Growth Fund	INCOME
Growth Opportunities Fund	Bond Fund
Growth Trends Fund	Government Income Fund
Intrinsic Value Fund	High Yield Fund
Large Cap Equity Fund	Investment Grade Bond Fund
Large Cap Select Fund	Strategic Income Fund
Mid Cap Equity Fund
Mid Cap Growth Fund	TAX-FREE INCOME
Multi Cap Growth Fund	California Tax-Free Income Fund
Small Cap Equity Fund	High Yield Municipal Bond Fund
Small Cap Fund	Massachusetts Tax-Free Income Fund
Small Cap Intrinsic Value Fund	New York Tax-Free Income Fund
Sovereign Investors Fund	Tax-Free Bond Fund
U.S. Core Fund
U.S. Global Leaders Growth Fund	MONEY MARKET
Value Opportunities Fund	Money Market Fund
U.S. Government Cash Reserve
ASSET ALLOCATION
Allocation Core Portfolio	CLOSED-END
Allocation Growth + Value Portfolio	Bank and Thrift Opportunity Fund
Lifecycle 2010 Portfolio	Financial Trends Fund, Inc.
Lifecycle 2015 Portfolio	Income Securities Trust
Lifecycle 2020 Portfolio	Investors Trust
Lifecycle 2025 Portfolio	Patriot Global Dividend Fund
Lifecycle 2030 Portfolio	Patriot Preferred Dividend Fund
Lifecycle 2035 Portfolio	Patriot Premium Dividend Fund I
Lifecycle 2040 Portfolio	Patriot Premium Dividend Fund II
Lifecycle 2045 Portfolio	Patriot Select Dividend Trust
Lifecycle Retirement Portfolio	Preferred Income Fund
Lifestyle Aggressive Portfolio	Preferred Income II Fund
Lifestyle Balanced Portfolio	Preferred Income III Fund
Lifestyle Conservative Portfolio	Tax-Advantaged Dividend Income Fund
Lifestyle Growth Portfolio
Lifestyle Moderate Portfolio

SECTOR
Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

For more complete information on any John Hancock Fund and an Open-End fund prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291 for Open-End fund information and 1-800-852-0218 for Closed-End fund information. Please read the Open-End fund prospectus carefully before investing or sending money.

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds. com

Now available: electronic delivery
www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock Massachusetts Tax-Free Income Fund.

770SA 2/07
4/07

ITEM 2. CODE OF ETHICS.

As of the end of the period, February 28, 2007, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds – Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-

year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Proxy Voting Policies and Procedures are attached.

(c)(3) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Exempt Series Fund

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: April 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: April 30, 2007

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Chief Financial Officer

Date: April 30, 2007